GOODWILL AND OTHER INTANGIBLE ASSETS	12 Months Ended
May 31, 2011
Goodwill And Intangible Assets Disclosure Abstract
Goodwill And Intangible Assets Disclosure Text Block

NOTE B – GOODWILL AND OTHER INTANGIBLE ASSETS

The changes in the carrying amount of goodwill, by reportable segment, for the years ended May 31, 2011 and 2010, are as follows:

	Industrial	Consumer
(In thousands)	Segment	Segment	Total

Balance as of June 1, 2009	$480,289	$375,877	$856,166
Acquisitions	33,545	9,462	43,007
Purchase accounting adjustments (1)	(2,641)		(2,641)
Translation adjustments	(14,838)	(9,945)	(24,783)
Adjustment resulting from
deconsolidation of SPHC	(103,505)		(103,505)

Balance as of May 31, 2010	392,850	375,394	768,244
Acquisitions	16,265		16,265
Purchase accounting adjustments (1)	1,586		1,586
Translation adjustments	35,055	10,339	45,394

Balance as of May 31, 2011	$445,756	$385,733	$831,489

(1) Relates primarily to other accruals and finalization of certain property, plant and equipment and intangibles valuations; and
current year adjustments to purchase price contingencies.

Total accumulated impairment losses were $14.9 million at May 31, 2011 and 2010, which was recorded during the fiscal year ended May 31, 2009 by our industrial reportable segment, as previously discussed.

Other intangible assets consist of the following major classes:
		Gross		Net Other
	Amortization	Carrying	Accumulated	Intangible
(In thousands)	Period (In Years)	Amount	Amortization	Assets
As of May 31, 2011
Amortized intangible assets
Formulae	3 to 33	$172,536	$97,185	$75,351
Customer-related intangibles	3 to 33	115,810	45,696	70,114
Trademarks/names	4 to 40	27,961	10,591	17,370
Other	1 to 40	44,910	23,784	21,126
Total Amortized Intangibles		361,217	177,256	183,961
Indefinite-lived intangible assets
Trademarks/names		128,906		128,906
Total Other Intangible Assets		$490,123	$177,256	$312,867

As of May 31, 2010
Amortized intangible assets
Formulae	4 to 33	$168,667	$88,789	$79,878
Customer-related intangibles	5 to 33	101,844	35,885	65,959
Trademarks/names	3 to 40	21,553	8,029	13,524
Other	1 to 40	41,661	19,719	21,942
Total Amortized Intangibles		333,725	152,422	181,303
Indefinite-lived intangible assets
Trademarks/names		121,856		121,856
Total Other Intangible Assets		$455,581	$152,422	$303,159

The aggregate intangible asset amortization expense for the fiscal years ended May 31, 2011, 2010 and 2009 was $20.0 million, $22.2 million and $22.5 million, respectively. For the next five fiscal years, we estimate annual intangible asset amortization expense related to our existing intangible assets to approximate the following: 2012 - $20.5 million, 2013 — $19.2 million, 2014 — $17.7 million, 2015 — $16.9 million and 2016 — $16.4 million.